Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Jul. 31, 2013	Jul. 02, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 27, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Dec. 31, 2010 Series A Convertible Preferred Stock [Member]	Sep. 30, 2013 Series A-1 Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A-1 Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A-1 Convertible Preferred Stock [Member]	Dec. 27, 2010 Series A-1 Convertible Preferred Stock [Member]	Sep. 30, 2013 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Feb. 28, 2012 Series B Convertible Preferred Stock [Member]	Feb. 15, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Dec. 02, 2011 Series B Convertible Preferred Stock [Member]	Nov. 01, 2011 Series B Convertible Preferred Stock [Member]	Sep. 30, 2013 Series C Convertible Preferred Stock [Member]	Jan. 31, 2013 Series C Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C Convertible Preferred Stock [Member]	Dec. 28, 2012 Series C Convertible Preferred Stock [Member]
Preferred stock, par value			$ 0.001				$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001			$ 0.001			$ 0.001		$ 0.001
Preferred shares authorized			10,000,000		20,916,667	17,916,667	0	10,000,000		10,000,000		0	2,750,000	2,750,000		0	5,166,667			5,166,667			0		3,000,000
Preferred shares issued							0	9,999,999	9,999,999	9,999,999	500,000	0	2,750,000	2,750,000	2,750,000	0	5,141,667	166,666	2,570,834	2,570,833	70,833	2,500,000	0	81,037	2,349,541	2,349,541
Preferred shares outstanding					20,241,207	15,320,832	0	9,999,999		9,999,999		0	2,750,000	2,750,000		0	5,141,667			2,570,833			0		2,349,541
Preferred stock, liquidation preference					$ 43,269	$ 24,123		$ 11,674		$ 10,809			$ 5,500	$ 5,500			$ 16,691			$ 7,814					$ 9,404
Common stock, par value	$ 0.001			$ 0.001	$ 0.001	$ 0.001
Common stock shares, authorized	100,000,000			25,041,667	25,016,667	20,916,667
Common stock shares, issued	21,205,578	6,612,500			830,823	300,841
Common stock shares, outstanding	21,205,578				830,823	300,841